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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(formerly, Evergreen Utilities and High Income Fund)

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Wells Fargo Advantage Utilities and High Income Fund, for the quarter ended May 31, 2010. This series has August 31 fiscal year end.

Date of reporting period: May 31, 2010

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 30.4%
CONSUMER DISCRETIONARY 5.4%
Auto Components 0.7%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$215,000	$195,650
Goodyear Tire & Rubber Co.:
8.75%, 08/15/2020	141,000	141,000
9.00%, 07/01/2015	55,000	56,375
10.50%, 05/15/2016	310,000	328,600

		721,625

Diversified Consumer Services 0.9%
Carriage Services, Inc., 7.875%, 01/15/2015	185,000	179,450
Service Corporation International:
7.50%, 04/01/2027	465,000	426,637
8.00%, 11/15/2021	40,000	40,200
StoneMor Partners, LP, 10.25%, 12/01/2017 144A	290,000	295,800

		942,087

Hotels, Restaurants & Leisure 0.4%
Boyd Gaming Corp., 7.75%, 12/15/2012	15,000	14,925
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 • +	110,000	52,800
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	7,000	7,245
Scientific Games Corp., 9.25%, 06/15/2019 144A	60,000	61,950
Seneca Gaming Corp., 7.25%, 05/01/2012	15,000	14,738
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	90,000	70,200
Speedway Motorsports, Inc., 8.75%, 06/01/2016	120,000	125,400

		347,258

Household Durables 0.0%
Lennar Corp., 12.25%, 06/01/2017	5,000	5,850
Sealy Corp., 10.875%, 04/15/2016 144A	9,000	9,855

		15,705

Media 2.7%
Cablevision Systems Corp., 8.625%, 09/15/2017 144A	145,000	145,725
CCH II, LLC, 13.50%, 11/30/2016	760,000	871,150
Charter Communications, Inc., Step Bond:
8.00%, 04/30/2012 144A ††	90,000	93,937
10.875%, 09/15/2014 144A ††	595,000	650,037
Clear Channel Communications, Inc., 9.25%, 12/15/2017 144A	30,000	30,525
DISH DBS Corp., 7.875%, 09/01/2019	115,000	116,150
Lamar Media Corp., 9.75%, 04/01/2014	5,000	5,413
New Communications Holdings:
8.25%, 04/15/2017 144A	180,000	178,200
8.50%, 04/15/2020 144A	215,000	211,775
8.75%, 04/15/2022 144A	340,000	334,050
Salem Communications Corp., 9.625%, 12/15/2016	24,000	24,300
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	5,000	5,175

		2,666,437

Specialty Retail 0.4%
American Achievement Corp., 8.25%, 04/01/2012 144A	365,000	360,438

Textiles, Apparel & Luxury Goods 0.3%
Oxford Industries, Inc., 11.375%, 07/15/2015	180,000	196,200
Visant Corp., 7.625%, 10/01/2012	135,000	134,983

		331,183

CONSUMER STAPLES 0.3%
Food Products 0.3%
Dole Food Company, Inc., 13.875%, 03/15/2014	166,000	191,730
Smithfield Foods, Inc., 7.00%, 08/01/2011	115,000	116,150

		307,880

1

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 5.3%
Energy Equipment & Services 1.5%
Bristow Group, Inc.:
6.125%, 06/15/2013	$10,000	$9,700
7.50%, 09/15/2017	100,000	97,000
Cleaver-Brooks, Inc., 12.25%, 05/01/2016 144A	55,000	55,413
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	190,000	175,750
GulfMark Offshore, Inc., 7.75%, 07/15/2014	225,000	221,062
Hercules Offshore, Inc., 10.50%, 10/15/2017 144A	170,000	158,100
Hornbeck Offshore Services, Inc., Ser. B:
6.125%, 12/01/2014	250,000	235,000
8.00%, 09/01/2017	190,000	186,200
PHI, Inc., 7.125%, 04/15/2013	320,000	316,000
Pride International, Inc., 8.50%, 06/15/2019	10,000	10,950

		1,465,175

Oil, Gas & Consumable Fuels 3.8%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	50,000	46,500
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	65,000	72,150
Chesapeake Energy Corp.:
6.875%, 01/15/2016	534,000	546,015
9.50%, 02/15/2015	255,000	276,037
Consol Energy, Inc.:
8.00%, 04/01/2017 144A	75,000	76,219
8.25%, 04/01/2020 144A	165,000	168,506
El Paso Corp.:
7.42%, 02/15/2037	240,000	205,919
12.00%, 12/12/2013	45,000	51,975
Forest Oil Corp.:
7.25%, 06/15/2019	95,000	89,419
8.50%, 02/15/2014	65,000	66,787
Holly Corp., 9.875%, 06/15/2017 144A	220,000	222,200
Newfield Exploration Co., 6.875%, 02/01/2020	55,000	53,075
Peabody Energy Corp., 7.875%, 11/01/2026	390,000	405,600
Penn Virginia Corp., 10.375%, 06/15/2016	10,000	10,650
Petrohawk Energy Corp.:
7.875%, 06/01/2015	95,000	92,031
10.50%, 08/01/2014	60,000	63,450
Pioneer Natural Resources Co., 7.50%, 01/15/2020	145,000	144,992
Plains Exploration & Production Co., 8.625%, 10/15/2019	295,000	289,100
Sabine Pass LNG, LP, 7.25%, 11/30/2013	250,000	230,000
SandRidge Energy, Inc.:
8.00%, 06/01/2018 144A	5,000	4,475
8.75%, 01/15/2020 144A	270,000	244,350
Southwestern Energy Co., 7.50%, 02/01/2018	60,000	63,000
Stallion Oilfield Holdings, Inc., 10.50%, 02/15/2015 144A	55,000	52,388
Tesoro Corp.:
6.50%, 06/01/2017	70,000	62,300
7.50%, 07/17/2012	125,000	118,921
9.75%, 06/01/2019	110,000	112,475

		3,768,534

FINANCIALS 5.7%
Capital Markets 0.1%
E*TRADE Financial Corp., 12.50%, 11/30/2017	68,000	75,480

Commercial Banks 0.1%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	170,000	187,425

2

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 4.0%
Clearwire Communications Finance Corp., 12.00%, 12/01/2015 144A	$130,000	$126,100
Discover Financial Services, 10.25%, 07/15/2019	85,000	100,122
Ford Motor Credit Co., LLC, 9.875%, 08/10/2011	235,000	245,063
GMAC, LLC:
6.75%, 12/01/2014	36,000	34,290
6.875%, 09/15/2011	6,000	6,000
6.875%, 08/28/2012	146,000	144,175
8.00%, 12/31/2018	101,000	94,940
8.00%, 03/15/2020 144A	130,000	126,100
8.00%, 11/01/2031	310,000	282,100
8.30%, 02/12/2015 144A	780,000	782,925
Homer City Funding, LLC, 8.73%, 10/01/2026	122,746	112,926
International Lease Finance Corp.:
4.75%, 01/13/2012	75,000	70,125
5.30%, 05/01/2012	275,000	254,375
5.75%, 06/15/2011	50,000	48,375
8.625%, 09/15/2015 144A	75,000	69,000
JBS USA Finance, Inc., 11.625%, 05/01/2014	420,000	461,202
LBI Escrow Corp., 8.00%, 11/01/2017 144A	100,000	101,750
Sprint Capital Corp.:
6.875%, 11/15/2028	740,000	615,125
8.375%, 03/15/2012	285,000	293,550

		3,968,243

Diversified Financial Services 0.4%
Leucadia National Corp., 8.125%, 09/15/2015	313,000	320,042
Penson Worldwide, Inc., 12.50%, 05/15/2017 144A	70,000	69,388

		389,430

Real Estate Investment Trusts (REITs) 0.8%
Dupont Fabros Technology, Inc., 8.50%, 12/15/2017 144A	510,000	515,100
Host Marriott Corp., 9.00%, 05/15/2017 144A	30,000	31,800
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	180,000	178,650
Ventas, Inc., 9.00%, 05/01/2012	85,000	90,385

		815,935

Real Estate Management & Development 0.1%
Icahn Enterprises, LP, 7.75%, 01/15/2016 144A	60,000	56,400

Thrifts & Mortgage Finance 0.2%
Provident Funding Associates, LP, 10.25%, 04/15/2017 144A	200,000	199,000

HEALTH CARE 1.0%
Biotechnology 0.1%
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/2016 144A	55,000	53,625

Health Care Equipment & Supplies 0.1%
Biomet, Inc., 10.375%, 10/15/2017	60,000	63,825

Health Care Providers & Services 0.7%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	110,000	115,775
HCA, Inc.:
9.25%, 11/15/2016	400,000	419,000
9.625%, 11/15/2016	129,000	135,773
Omnicare, Inc., 7.75%, 06/01/2020	80,000	80,200

		750,748

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016	95,000	98,681

3

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 2.8%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	$225,000	$221,625
GeoEye, Inc., 9.625%, 10/01/2015 144A	55,000	55,275
Hexcel Corp., 6.75%, 02/01/2015	190,000	185,725
Kratos Defense & Security, 10.00%, 06/01/2017 144A	130,000	128,700
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	216,000	214,380
6.375%, 10/15/2015	360,000	360,000
Wyle Services Corp., 10.50%, 04/01/2018 144A	145,000	142,100

		1,307,805

Commercial Services & Supplies 0.9%
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	220,000	231,000
Cornell Companies, Inc., 10.75%, 07/01/2012	15,000	15,113
Corrections Corporation of America:
6.25%, 03/15/2013	60,000	60,075
7.75%, 06/01/2017	135,000	139,387
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	35,000	37,450
Geo Group, Inc., 7.75%, 10/15/2017 144A	90,000	89,662
Interface, Inc., Class A, 11.375%, 11/01/2013	5,000	5,588
Iron Mountain, Inc., 8.375%, 08/15/2021	155,000	157,325
SGS International, Inc., 12.00%, 12/15/2013	155,000	161,006

		896,606

Industrial Conglomerates 0.3%
Otter Tail Corp., 9.00%, 12/15/2016	220,000	229,900

Machinery 0.3%
Commercial Vehicle Group, Inc., 13.00%, 02/15/2013 144A	155,000	158,100
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	150,000	159,938

		318,038

INFORMATION TECHNOLOGY 2.0%
Communications Equipment 0.2%
Lucent Technologies, Inc., 6.45%, 03/15/2029	261,000	177,480

Electronic Equipment, Instruments & Components 1.4%
Da-Lite Screen Co., Inc., 12.50%, 04/01/2015 144A	290,000	289,275
Intcomex, Inc., 13.25%, 12/15/2014 144A	115,000	117,875
Jabil Circuit, Inc., 8.25%, 03/15/2018	620,000	646,350
Kemet Corp., 10.50%, 05/01/2018 144A	160,000	158,000
Sanmina-SCI Corp., 8.125%, 03/01/2016	50,000	47,625
Viasystem Group, Inc., 12.00%, 01/15/2015 144A	115,000	126,644

		1,385,769

Internet Software & Services 0.3%
Equinix, Inc., 8.125%, 03/01/2018	95,000	96,425
Terremark Worldwide, Inc., 12.25%, 06/15/2017 144A	150,000	170,250

		266,675

IT Services 0.1%
Unisys Corp.:
12.75%, 10/15/2014 144A	70,000	80,150
14.25%, 09/15/2015 144A	55,000	64,350

		144,500

MATERIALS 1.7%
Chemicals 0.3%
Huntsman International, LLC, 5.50%, 06/30/2016 144A	100,000	87,000
Lyondell Chemical Co., 11.00%, 04/30/2018	240,241	254,655

		341,655

4

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Construction Materials 0.5%
CPG International, Inc.:
10.50%, 07/01/2013	$140,000	$141,400
FRN, 7.87%, 07/01/2012	40,000	39,400
Headwaters, Inc., 11.375%, 11/01/2014	165,000	166,237
Texas Industries, Inc., 7.25%, 07/15/2013	115,000	111,263

		458,300

Containers & Packaging 0.3%
Exopack Holding Corp., 11.25%, 02/01/2014	255,000	265,519

Metals & Mining 0.4%
California Steel Industries, Inc., 6.125%, 03/15/2014	95,000	87,875
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	295,000	320,812

		408,687

Paper & Forest Products 0.2%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	70,000	76,825
Georgia Pacific Corp., 8.875%, 05/15/2031	125,000	131,875

		208,700

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 2.0%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	185,000	174,363
Citizens Communications Co., 7.875%, 01/15/2027	475,000	434,625
Frontier Communications Corp.:
8.125%, 10/01/2018	235,000	230,300
8.25%, 05/01/2014	140,000	143,675
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	5,000	5,450
Qwest Corp.:
6.875%, 07/15/2028	25,000	21,000
7.125%, 11/15/2043	120,000	101,700
7.25%, 09/15/2025	125,000	122,500
7.50%, 06/15/2023	180,000	174,600
7.625%, 08/03/2021	20,000	18,200
8.875%, 03/15/2012	350,000	374,062
Windstream Corp., 7.875%, 11/01/2017	265,000	249,763

		2,050,238

Wireless Telecommunication Services 1.0%
Cricket Communications, Inc., 9.375%, 11/01/2014	70,000	70,525
Crown Castle International Corp., 7.125%, 11/01/2019	10,000	9,700
MetroPCS Communications, Inc., 9.25%, 11/01/2014	165,000	169,950
Sprint Nextel Corp.:
6.90%, 05/01/2019	80,000	72,300
Ser. D, 7.375%, 08/01/2015	470,000	442,975
Ser. F, 5.95%, 03/15/2014	240,000	221,400

		986,850

UTILITIES 3.2%
Electric Utilities 2.2%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	794,000	914,688
CMS Energy Corp., 8.50%, 04/15/2011	65,000	67,698
Edison Mission Energy, 7.20%, 05/15/2019	110,000	71,500
Energy Future Holdings Corp., FRN, 12.00%, 11/01/2017	228,652	146,909
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	438,432	476,795
Mirant North America, LLC, 7.375%, 12/31/2013	230,000	230,575
NRG Energy, Inc.:
7.375%, 02/01/2016	110,000	106,425
8.50%, 06/15/2019	185,000	178,988
Public Service Company of New Mexico, 7.95%, 04/01/2015	15,000	15,668

		2,209,246

5

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 1.0%
AES Corp., 8.875%, 02/15/2011	$95,000	$97,137
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	120,000	120,600
7.625%, 10/15/2026	180,000	117,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	391,000	392,955
7.625%, 06/15/2014	100,000	96,000
7.875%, 06/15/2017	30,000	27,750
9.24%, 07/02/2017	115,679	120,306
9.68%, 07/02/2026	10,000	10,463

		982,211

Total Corporate Bonds (cost $29,270,594)		30,223,293

YANKEE OBLIGATIONS – CORPORATE 2.1%
CONSUMER DISCRETIONARY 0.1%
Household Durables 0.1%
Desarrolladora Homex SAB de CV, 9.50%, 12/11/2019 144A	50,000	48,750

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Connacher Oil & Gas, Ltd.:
11.75%, 07/15/2014 144A	20,000	20,900
10.25%, 12/15/2015 144A	55,000	52,800
Griffin Coal Mining Co., Ltd., 0.00%, 12/01/2016 144A •	286,000	165,880
OPTI Canada, Inc., 7.875%, 12/15/2014	60,000	51,000

		290,580

FINANCIALS 0.3%
Consumer Finance 0.1%
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	110,000	112,200

Diversified Financial Services 0.2%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	80,000	88,000
Ship Finance International, Ltd., 8.50%, 12/15/2013	105,000	101,325

		189,325

INDUSTRIALS 0.8%
Road & Rail 0.8%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	725,000	717,750
12.50%, 04/01/2016	65,000	75,075

		792,825

MATERIALS 0.2%
Chemicals 0.0%
Nova Chemicals Corp.:
8.375%, 11/01/2016	15,000	15,075
8.625%, 11/01/2019	15,000	15,075

		30,150

Metals & Mining 0.1%
Teck Resources, Ltd., 10.75%, 05/15/2019	55,000	66,275

Paper & Forest Products 0.1%
Sappi, Ltd.:
6.75%, 06/15/2012 144A	55,000	53,350
7.50%, 06/15/2032 144A	105,000	84,000

		137,350

6

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Digicel Group, Ltd., 12.00%, 04/01/2014 144A	$20,000	$22,200
Intelsat, Ltd., 8.50%, 01/15/2013	375,000	377,812

		400,012

Total Yankee Obligations – Corporate (cost $1,978,919)		2,067,467

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $112,548)	160,000	134,000

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 3.0%
UTILITIES 3.0%
Electric Utilities 3.0%
Great Plains Energy, Inc., 12.00%, 06/12/2012 (cost $3,297,500)	50,000	3,000,000

COMMON STOCKS 67.4%
ENERGY 4.4%
Oil, Gas & Consumable Fuels 4.4%
El Paso Corp.	25,000	283,500
Southwestern Energy Co. *	30,000	1,128,300
Spectra Energy Corp.	100,000	2,001,000
Williams Cos.	50,000	987,500

		4,400,300

FINANCIALS 2.3%
Consumer Finance 2.3%
MasterCard, Inc., Class A	7,500	1,513,275
Visa, Inc., Class A	10,000	724,600

		2,237,875

MATERIALS 0.1%
Chemicals 0.1%
LyondellBasell Industries NV, Class A *	1,997	35,487
LyondellBasell Industries NV, Class B *	1,829	32,373

		67,860

TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 5.3%
BCE, Inc.	16,000	467,360
France Telecom	50,000	954,366
Qwest Communications International, Inc.	75,000	393,000
Shenandoah Telecommunications Co. +	53,926	912,967
Tele2 AB, Ser. B	100,034	1,463,209
Windstream Corp.	100,000	1,067,000

		5,257,902

Wireless Telecommunication Services 0.6%
U.S. Cellular Corp. *	7,500	311,325
Vivo Participacoes SA, ADR	12,100	330,572

		641,897

7

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 54.7%
Electric Utilities 34.8%
China Hydroelectric Corp., ADS *	10,000	$80,100
DPL, Inc.	125,000	3,130,000
Enel SpA	450,000	2,064,827
Exelon Corp.	70,000	2,702,000
FirstEnergy Corp.	25,000	880,250
Fortum Oyj	75,000	1,694,218
FPL Group, Inc.	20,000	998,600
Great Plains Energy, Inc.	325,000	5,703,750
Hawaiian Electric Industries, Inc.	75,000	1,647,000
Hera SpA	475,000	891,016
ITC Holdings Corp.	36,000	1,897,560
Northeast Utilities	200,000	5,190,000
Portland General Electric Co.	75,000	1,418,250
Red Electrica Corp. SA	20,000	789,863
Scottish & Southern Energy plc	190,000	2,903,755
Southern Co.	60,000	1,962,000
TERNA SpA	175,000	655,296

		34,608,485

Gas Utilities 6.0%
EQT Corp.	25,000	979,750
Niska Gas Storage Partners LLC *	100,000	1,885,000
Oneok Partners LP	48,500	2,905,635
PAA Natural Gas Storage LP *	6,000	142,500

		5,912,885

Independent Power Producers & Energy Traders 3.6%
Constellation Energy Group, Inc.	100,000	3,538,000

Multi-Utilities 4.0%
National Grid plc	250,000	1,898,192
Public Service Enterprise Group, Inc.	50,000	1,531,500
Suez Environnement SA *	30,000	518,219
Wisconsin Energy Corp.	1,500	73,500

		4,021,411

Water Utilities 6.3%
American Water Works Co.	50,000	1,017,000
Pennichuck Corp. +	140,000	2,984,800
Pennon Group plc	300,000	2,281,651

		6,283,451

Total Common Stocks (cost $66,276,402)		66,970,066

PREFERRED STOCKS 7.0%
UTILITIES 7.0%
Electric Utilities 4.4%
Scana Corp., Ser. A, 7.70%	165,000	4,354,350

Independent Power Producers & Energy Traders 2.6%
Constellation Energy Group, Inc., Ser. A, 8.625%	100,000	2,627,000

Total Preferred Stocks (cost $6,776,000)		6,981,350

ESCROW SHARES 0.0%
Mirant Corp. Escrow * + ☐ (cost $0)	5,000,000	0

RIGHTS 0.2%
UTILITIES 0.2%
Multi-Utilities 0.2%
National Grid plc * (cost $0)	100,000	199,390

8

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Shares	Value

WARRANTS 0.0%
UTILITIES 0.0%
Electric Utilities 0.0%
China Hydroelectric Corp., ADS, Expiring 01/25/2014 * (cost $12,000)	10,000	$5,700

CLOSED END MUTUAL FUND SHARES 0.2%
Dreyfus High Yield Strategies Fund, Inc.	12,211	49,821
Eaton Vance Limited Duration Income Trust	1,739	27,111
LMP Corporate Loan Fund, Inc.	1,677	19,151
New America High Income Fund, Inc.	7,858	71,979

Total Closed End Mutual Fund Shares (cost $90,615)		168,062

	Principal Amount	Value

LOANS 1.7%
CONSUMER DISCRETIONARY 0.6%
Newsday, LLC, 10.50%, 07/15/2013	$365,000	385,389
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/11/2014	95,000	92,962
Universal City Development, Ltd, FRN, 7.75%, 10/29/2014	149,625	148,792

		627,143

CONSUMER STAPLES 0.3%
Merisant Co., FRN, 7.75%, 01/08/2014	261,220	252,163

ENERGY 0.6%
Saint Acquisition Corp., FRN, 8.25%, 06/05/2014	295,008	274,865
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012 <	301,390	299,464

		574,329

FINANCIALS 0.1%
Realogy Corp., FRN:
3.375%, 09/01/2014	36,465	30,852
3.29%, 09/01/2014	135,442	114,595

		145,447

UTILITIES 0.1%
Scorpion Holding Co., Ltd., FRN, 7.85%, 05/08/2014	55,000	54,159

Total Loans (cost $1,614,906)		1,653,241

	Shares	Value

SHORT-TERM INVESTMENTS 9.3%
MUTUAL FUND SHARES 9.3%
Evergreen Institutional Money Market Fund, Class I, 0.08% q ø (cost $9,223,889)	9,223,889	9,223,889

Total Investments (cost $118,653,373) 121.4%		120,626,458
Other Assets and Liabilities (21.4%)		(21,277,670)

Net Assets 100.0%		$99,348,788

1	The Fund changed its name to Wells Fargo Advantage Utilities and High Income Fund effective July 9, 2010.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

9

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
FRN	Floating Rate Note

The following table shows the percent of total long term investments by geographic location as of May 31, 2010:

United States	82.8%
United Kingdom	6.5%
Italy	3.2%
Finland	1.5%
France	1.3%
Sweden	1.3%
Mexico	0.8%
Spain	0.7%
Canada	0.6%
Bermuda	0.5%
Brazil	0.3%
Australia	0.1%
Austria	0.1%
Cayman Islands	0.1%
Luxembourg	0.1%
Netherlands	0.1%

100.0%

On May 31, 2010, the aggregate cost of securities for federal income tax purposes was $119,829,332. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,966,144 and $6,169,018, respectively, with a net unrealized appreciation of $797,126.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of May 31, 2010, the Fund had unfunded loan commitments of $30,078.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

EVERGREEN UTILITIES AND HIGH INCOME FUND[1] SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)

As of May 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$66,970,066	$0	$0	$66,970,066
Preferred stocks	9,981,350	0	0	9,981,350
Mutual fund shares	168,062	0	0	168,062
Rights	199,390	0	0	199,390
Warrants	5,700	0	0	5,700
Corporate bonds	0	30,223,293	0	30,223,293
Yankee Obligations – Corporate	0	2,067,467	0	2,067,467
Convertible Debentures	0	134,000	0	134,000
Loans	0	1,357,328	295,913	1,653,241
Short-term investments	9,223,889	0	0	9,223,889

	$86,548,457	$33,782,088	$295,913	$120,626,458

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Loans	Total

Balance as of August 31, 2009	$45,615	$0	$45,615
Realized gain (loss)	(6,521)	2	(6,519)
Change in unrealized appreciation (depreciation)	21,521	4,633	26,154
Amortization	0	0	0
Net purchases (sales)	(60,615)	291,278	230,663
Transfers in and/or out of Level 3	0	0	0

Balance as of May 31, 2010	$0	$295,913	$295,913

Change in unrealized gains or losses included in earnings relating to securities still held at May 31, 2010.	$0	$4,633	$4,633

11

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: July 27, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: July 27, 2010